General	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company”, “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

We design, build, own, and operate marine infrastructure for the liquefaction and regasification of LNG. We also operate vessels on behalf of third parties. As of June 30, 2022, our fleet was comprised of two LNG carrier (contracted for conversion to a Floating Storage Regasification Unit (“FSRU”) and subsequent sale, and one vessel earmarked for conversion to a FLNG) and two Floating Liquefaction Natural Gas vessels (“FLNGs”) (including one vessel under conversion to a FLNG).

We are listed on the Nasdaq under the ticker: “GLNG”.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.